Business, Acquisition of Assets and Basis of Presentation	12 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Business, Acquisition of Assets and Basis of Presentation

Note 1 – Business, Acquisition of Assets and Basis of Presentation

Business/Acquisition of Assets

Aytu BioScience, Inc. (“Aytu” or the “Company”) was incorporated as Rosewind Corporation on August 9, 2002 in the State of Colorado. Aytu was re-incorporated in the state of Delaware on June 8, 2015. Aytu is a specialty healthcare company concentrating on developing and commercializing products focused primarily on the urological disorders market, specifically sexual dysfunction, urological cancer and male infertility.

Basis of Presentation

Aytu’s current business was formed through a reverse triangular merger (the “Merger”) in which Luoxis Diagnostics, Inc. (“Luoxis”) and Vyrix Pharmaceuticals, Inc. (“Vyrix”) merged into Rosewind Corporation in a multi-step merger on April 16, 2015. These historical financial statements prior to April 16, 2015 include the combined financial statements of Vyrix from its inception in November 2013, combined with the carve-out financial statements related to Vyrix assets acquired in the Merger (the “Vyrix Acquired Assets”) from March 23, 2011, the date, its parent company Ampio Pharmaceuticals, Inc. (“Ampio”) originally acquired the Vyrix Acquired Assets through its merger with DMI BioSciences, Inc. (“BioSciences”) and the financial statements of Luoxis from its inception in January 2013, combined with the carve-out financial statements related to Luoxis.

The carve-out financial statements present the statements of financial position of Vyrix and Luoxis and the Vyrix Acquired Assets and the statements of operations and cash flows for purposes of presenting complete comparative stand-alone financial statements in accordance with Regulation S-X, Article 3, General Instructions to Financial Statements, and Staff Accounting Bulletin Topic 1-B1, Costs Reflected in Historical Financial Statements. Historically, financial statements have not been prepared for Vyrix and Luoxis, as they were not held in a separate legal entities. Although Vyrix and Luoxis have not been segregated as a separate legal entity, related revenues, direct costs and expenses, assets and liabilities have historically been segregated on Ampio’s books. In addition, the Company allocated corporate overhead costs based on a review of specific labor and other overhead expenses and a reasonable estimate of activities related to Vyrix and Luoxis. Allocated labor and other overhead totaled $264,000 in 2015 and $253,000 in 2014. The Company also prepared a calculation of income tax expense and deferred income tax assets and liabilities on a “separate return” basis (see Note 4 – Income Taxes). These financial statements do not include a carve-out for cash as the operations have historically been funded by Ampio. The historical carve-out financial statements may not be indicative of the future results of Vyrix and Luoxis as a stand-alone entities.

The “Company” as referred to in the notes to these financial statements includes Vyrix and Luoxis, collectively.

The Company’s activities, being primarily research and development, have not generated significant revenue to date.

As of June 30, 2015, Ampio is the majority shareholder of 81.5% of Aytu’s outstanding common stock.

On June 8, 2015, in connection with the reincorporation as a Delaware corporation, we effected a reverse stock split in which each common stock holder received one share of common stock for each every 12.174 shares then outstanding (the “Reverse Stock Split”). All share and per share amounts in this Annual Report have been adjusted to reflect the effect of the Reverse Stock Split.

Business Combination—ProstaScint

In May 2015, Aytu entered into and closed on an asset purchase agreement with Jazz Pharmaceuticals, Inc. (the “Seller”). Pursuant to the agreement, Aytu purchased assets related to the Seller’s product known as ProstaScint® (capromab pendetide), including certain intellectual property and contracts, and the product approvals, inventory and work in progress (together, the “ProstaScint Business”), and assumed certain of the Seller’s liabilities, including those related to product approvals and the sale and marketing of ProstaScint.

The purchase price consists of the upfront payment of $1.0 million. Aytu also agreed to pay an additional $500,000 payable within five days after transfer for the ProstaScint-related product inventory and $227,000 payable on September 30, 2015 (which represents a portion of certain FDA fees). Aytu also will pay 8% as contingent consideration on its net sales made after October 31, 2017, payable up to a maximum aggregate payment of an additional $2.5 million. The contingent consideration was valued at $664,000 using a discounted cash flow. The total fair value consideration for the purchase was $2.4 million.

The Company’s allocation on consideration transferred for ProstaScint as of the purchase date May 20, 2015 is as follows:

Estimated Fair Value

Tangible assets	$727,000

Intangible assets	1,590,000

Goodwill	74,000

Total assets acquired	$2,391,000

The intangible assets will be amortized over a ten year period.

Future amortization from the year ended June 30, 2015 is as follows:

2016	$159,000
2017	159,000
2018	159,000
2019	159,000
2020	159,000
Thereafter	775,000

$1,570,000

Pro Forma Information

The unaudited pro-forma results presented below include the effects of the ProstaScint acquisition as if it has been consummated as of July 1, 2013, with adjustments to give effect to pro forma events that are directly attributable to the acquisition which includes adjustments related to the amortization of acquired intangible assets. The unaudited pro forma results do not reflect any operating efficiency or potential cost savings which may result from the consolidation of ProstaScint. Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operation of the combined company would have been if the acquisition had occurred at the beginning of the period presented nor are they indicative of future results of operations and are not necessarily indicative of either future results of operations or results that might have been achieved had the acquisition been consummated as of July 1, 2013.

	Years ended June 30,
	2015	2014

Total revenue	$1,371,106	$1,736,139

Expenses
Cost of sales - ProstaScint	1,818,690	2,054,786
Research and development	3,065,626	3,933,619
Research and development - related party (Note 8)	156,988	125,587
General and administrative	4,417,884	2,388,665
Amortization and impairment of intangible assets	131,989	100,000

Loss from operations	(8,220,071)	(6,866,518)

Interest (expense) income	(114,994)	(45,553)

Net loss, before income tax	(8,335,065)	(6,912,071)
Deferred income tax benefit	23,910	813,697

Net loss	$(8,311,155)	$(6,098,374)